Guarantee liabilities	12 Months Ended
Dec. 31, 2020
Guarantee liabilities
Guarantee liabilities

10. Guarantee liabilities

The movement of guarantee liabilities during the years ended December 31, 2018, 2019 and 2020 are as follows:

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2018	of new loans	Net payout(1)	expiration	liability	2018
Xiaoying Credit Loan	514,475,024	5,884,134	(667,658,887)	(15,691,880)	182,289,328	19,297,719
Xiaoying Housing Loan	8,688,973	1,773,180	(378,694)	(8,482,977)	—	1,600,482
Internet Channel	2,929,686	—	(12,890,754)	(365,456)	10,326,524	—
Others	19,075,350	—	(42,688,268)	(135,000)	23,747,918	—
Total	545,169,033	7,657,314	(723,616,603)	(24,675,313)	216,363,770	20,898,201

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2019	of new loans	Net payout(1)	expiration	liability(2)	2019
Xiaoying Credit Loan	19,297,719	—	(6,333,472)	(3,366,501)	289,211	9,886,957
Xiaoying Housing Loan	1,600,482	184,036	97,593	(1,752,115)	—	129,996
Internet Channel	—	—	—	—	7,458,350	7,458,350
Total	20,898,201	184,036	(6,235,879)	(5,118,616)	7,747,561	17,475,303

RMB

	As of		Provision at				As of
	January 1,	Adoption of	the inception		Released on	Contingent	December 31,
	2020	ASU 2016-13	of new loans	Net payout(1)	expiration	liability	2020
Xiaoying Credit Loan	9,886,957	168,385	—	9,192,069	(14,162,703)	55,034	5,139,742
Xiaoying Housing Loan	129,996	2,214	—	42,660	(174,870)	—	—
Internet Channel	7,458,350	127,023	—	(3,761,403)	—	825,914	4,649,884
Total	17,475,303	297,622	—	5,473,326	(14,337,573)	880,948	9,789,626

USD

	As of		Provision at				As of
	January 1,	Adoption of	the inception		Released on	Contingent	December 31,
	2020	ASU 2016-13	of new loans	Net payout (1)	expiration	liability	2020
Xiaoying Credit Loan	1,515,242	25,806	—	1,408,747	(2,170,529)	8,434	787,700
Xiaoying Housing Loan	19,923	339	—	6,538	(26,800)	—	—
Internet Channel	1,143,042	19,467	—	(576,460)	—	126,577	712,626
Total	2,678,207	45,612	—	838,825	(2,197,329)	135,011	1,500,326
(1) Net payouts represent the amount paid to ZhongAn upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.

(2) The Group continued to recognize a contingent liability of RMB 7,458,350 in 2019 relating to expected default loans referred by a cooperated Fintech channel partner who experiences business difficulties. In order to maintain the reputation among investors and institutional funding partners, the Group decided at its sole discretion to reimburse investors and institutional funding partners if the channel partner fails to fulfill its obligation to make the reimbursement.

The following table presents the maximum potential undiscounted future payments by product, remaining weighted average contractual loan term, and estimated net default rates as of December 31, 2019 and 2020, respectively:

			Remaining
	Maximum potential	Maximum potential	weighted
	undiscounted future	undiscounted future	average
	payment	payment	contractual	Estimated net
As of December 31, 2019	(RMB)	(USD)	term (Month)	default rate
Xiaoying Credit Loan	20,314,823	2,918,042	13.07	15.7
Internet Channel (1)	1,399,671,106	201,050,175	0.43	—
Xiaoying Housing Loan	21,666,185	3,112,153	7.9	0.60
Other products	—	—	—	—
Total	1,441,652,114	207,080,370

			Remaining
	Maximum potential	Maximum potential	weighted
	undiscounted future	undiscounted future	average
	payment	payment	contractual	Estimated net
As of December 31, 2020	(RMB)	(USD)	term (Month)	default rate
Xiaoying Credit Loan	10,560,672	1,618,494	3.04	26.06%
Internet Channel (1)	4,649,885	712,626	2.21	100%
Xiaoying Housing Loan	—	—	—	—
Other products	—	—	—	—
Total	15,210,557	2,331,120	—	—

(1) Relates to loans referred from third party channel cooperators that has back to back guarantee arrangements with the Group. The Group co-operates with selected Fintech and other financial companies by connecting the borrowers referred by those companies to investors or institutional funding partners on the Group’s platform. Though it is the selected companies who provide credit enhancements on the loans facilitated to the borrowers, since 2019, the Group voluntarily provides guarantee service to the investors or institutional funding partners from its platform for reputational maintenance, if any indication of operational deterioration is found among these selected companies. The Group recognizes a contingent liability in 2019 relating to expected default loans referred by a cooperated Fintech channel partner who experiences business difficulties, which was minimal comparing with the cooperating scale. In 2020, the Group continues to voluntarily provide guarantee services to its institutional funding partners and estimates that its potential reimbursement would be maximized as no indication of operational improvement is found from the cooperated Fintech channel partner. As such, estimated net default rate is 100% as of December 31, 2020.

As of December 31, 2019 and 2020, the maximum potential undiscounted future payment that had been collateralized by real estate was estimated to be RMB21.67 billion and nil respectively.

From August 2017, the Group entered into a new arrangement with a third party asset management company to obtain a back to back guarantee for an identified portfolio of Xiaoying Housing Loan products. The third party asset management company has the commitment to compensate the Group for the actual losses incurred on any loan within the portfolio upon default by the borrower and will acquire the creditor’s rights and the associated collateral of the underlying loan from the Group upon settlement. The Group pays 0.6% of the portfolio amount as service fee to the asset management company for providing such services and accounts for as part of origination and servicing cost over the term of the asset management agreement. The Group ceased cooperation with the asset management company in 2018.

From 2018, the Group entered into a series of arrangements with various external asset management companies to provide guarantee service for an identified portfolio of loans facilitated on the Company’s platform and engages directly with the borrowers and investors on the platform. Throughout the loan term, borrowers pay the guarantee fee directly to the asset management companies. Upon the default of the borrower, the asset management companies directly compensate the investors and obtains the creditor’s rights of the loans. As a result, no guarantee liabilities have been recorded by the Group for the loan portfolio that are guaranteed by the asset management companies.